RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES	6 Months Ended
Jun. 30, 2018
RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES
RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES

15RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES

There were no material risks, commitments, contingencies and uncertainties that occurred during the six-month period ended June 30, 2018, and there were no material changes during the same period to the risks, commitments, contingencies and uncertainties as disclosed in the Note 26 and Note 27 in the Group’s annual consolidated financial statements as of and for the year ended December 31, 2017.